Cover	Jul. 29, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Insight Acquisition Corp. (the “Company”) is filing an amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on August 20, 2024 (the “Original Form 8-K”) solely for the purpose of amending and restating the Original Form 8-K to correct inadvertent errors contained in Item 3.01 of the Original Form 8-K regarding the name of the Nasdaq Stock Market LLC listing standard deficiency. Specifically, the Original Form 8-K erroneously reported that the “the Company’s listed securities failed to comply with the $15,000,000 market value of listed securities (“MVLS”) requirement for continued listing on The Nasdaq Capital Market” but should have stated that the “the Company’s listed securities failed to comply with the $15,000,000 market value of publicly held securities (“MVPHS”) requirement for continued listing on The Nasdaq Capital Market.” Other than as set forth in this Explanatory Note, this amendment does not amend any other disclosures in the Original Form 8-K.
Document Period End Date	Jul. 29, 2024
Entity File Number	001-40775
Entity Registrant Name	Insight Acquisition Corp. /DE
Entity Central Index Key	0001862463
Entity Tax Identification Number	86-3386030
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 East 91st Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10128
City Area Code	609
Local Phone Number	751-9193
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	INAQU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	INAQ
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	INAQW
Security Exchange Name	NASDAQ